EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
SCHEDULE OF SHARE BASED PAYMENTS EXPENSE

The following table provides the details of the approximate total share-based payments expense during the six months ended June 30, 2021 and 2020:

	Six Months Ended June 30, 2021		Six Months Ended June 30, 2020
	(Unaudited)		(Unaudited)
Employees and directors share-based payments	$2,950,000	(a)(c)	$92,000	(c)
Stock options and warrants issued for services	2,100,000	(d)	12,000	(d)
Shares issued for services	42,000	(a)	193,000	(a)
	$5,092,000		$297,000

SUMMARY OF STOCK OPTION ACTIVITY

Stock option activity for the six months ended June 30, 2021 is summarized as follows:

		Weighted	Weighted Average Remaining
	Options	Average Exercise	Contractual Life	Aggregated Intrinsic
	Outstanding	Price	(Years)	Value
Outstanding at January 1, 2021	326,348	$2.4	2.6	$143,587
Exercised	-	-
Canceled	(13,333)	$2.4
Outstanding at June 30, 2021(Unaudited)	313,015	$2.4	2.1	$769,980
Vested and expected to be vested as of June 30, 2021(Unaudited)	313,015	$2.4	2.1	$769,980
Options exercisable as of June 30, 2021 (vested)(Unaudited)	156,500	$2.4	2.1	$384,990

SCHEDULE OF NON-VESTED SHARE ACTIVITY

The following table summarizes the status of options which contain vesting provisions:

	Options	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2021	326,348	$1.01
Vested	(156,500)	$1.01
Canceled	(13,333)	$1.01
Non-vested at June 30, 2021 (Unaudited)	156,515	$1.01

SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE

	June 30, 2021 Number of Warrants Outstanding	Exercise	Expiration
	and Exercisable	Price	Date
July 2020 stock options to consultants	57,366	$2.64	07/09/2023
February 2021 warrants to consultant	1,000,000	$3.5	08/21/2021
April 2021 warrants to consultants	900,000	$6.3	04/15/2022
April 2021 warrants to consultant	15,000	$6.3	04/15/2022
	1,972,366